Note 14 Debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 43,606	€ 34,781	€ 35,737
Percentage of debt securities at amortized cost by rating	100.00%	100.00%	100.00%
BBVA AAA Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 3,068	€ 143	€ 151
Percentage of debt securities at amortized cost by rating	7.00%	0.40%	0.40%
BBVA AA plus [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 217	€ 77	€ 74
Percentage of debt securities at amortized cost by rating	0.50%	0.20%	0.20%
BBVA AA Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 86	€ 76	€ 64
Percentage of debt securities at amortized cost by rating	0.20%	0.20%	0.20%
BBVA AA Minus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 108	€ 69	€ 48
Percentage of debt securities at amortized cost by rating	0.20%	0.20%	0.10%
BBVA A plus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 13	€ 62	€ 42
Percentage of debt securities at amortized cost by rating	0.00%	0.20%	0.00%
BBVA A Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 592	€ 619	€ 590
Percentage of debt securities at amortized cost by rating	1.40%	1.80%	1.70%
BBVA A Minus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 17,050	€ 16,312	€ 16,736
Percentage of debt securities at amortized cost by rating	39.10%	46.90%	46.80%
BBVA BBB Plus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 11,037	€ 9,336	€ 7,919
Percentage of debt securities at amortized cost by rating	25.30%	26.80%	22.20%
BBVA BBB Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 4,265	€ 3,853	€ 942
Percentage of debt securities at amortized cost by rating	9.80%	11.10%	2.60%
BBVA BBB minus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 535	€ 527	€ 4,499
Percentage of debt securities at amortized cost by rating	1.20%	1.50%	12.60%
BBVA BB Plus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 5,967	€ 3,120	€ 3,928
Percentage of debt securities at amortized cost by rating	13.70%	9.00%	11.00%
Unclassified [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 667	€ 587	€ 743
Percentage of debt securities at amortized cost by rating	1.50%	1.70%	2.10%